Schedule of Available-for-sale Investments (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Marketable Securities [Line Items]
Amortized Cost		$ 6,717,000
Gross unrealized gain
Gross unrealized loss		(96,000)
Fair value	$ 0	6,621,000
Corporate Bond Securities [Member]
Marketable Securities [Line Items]
Amortized Cost		6,717,000
Gross unrealized gain
Gross unrealized loss		(96,000)
Fair value		$ 6,621,000